Parent Company Only Condensed Financial Information - Condensed statements of comprehensive income - Parentheticals (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Parent Company Only Condensed Financial Information
Foreign currency translation adjustment, tax amount	¥ 0	¥ 0	¥ 0
Parent company | Reportable legal entity
Parent Company Only Condensed Financial Information
Foreign currency translation adjustment, tax amount	¥ 0	¥ 0	¥ 0